Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Held-to-maturity, fair value	$ 20,118	$ 25,491
Common stock, par value	$ 6.25	$ 6.25
Common stock, authorized shares	9,000,000	9,000,000
Common stock, shares issued	2,980,602	2,980,602
Common stock, shares outstanding	2,742,242	2,742,242
Treasury stock, at cost	238,360	238,360